Deposits (Tables)	12 Months Ended
Mar. 31, 2015
Banking And Thrift [Abstract]
Summary of Deposits

	March 31,
	2015			2014
	Weighted			Weighted
	Average			Average
	Rate	Amount	Percent	Rate	Amount	Percent
	(Dollars In Thousands)
Demand accounts:
Non-interest bearing	0.00%	$12,897	1.85%	0.00%	$17,101	2.24%
Crystal Checking	0.15	11,640	1.66	0.15	13,281	1.74
NOW	0.05	24,830	3.55	0.10	24,550	3.21
Super NOW	0.10	473	0.07	0.15	205	0.03
Money Market	0.15	17,152	2.45	0.15	19,958	2.61
	0.08	66,992	9.58	0.10	75,095	9.83
Savings and club accounts	0.16	138,631	19.82	0.15	149,981	19.63
Certificates of deposit	1.25	493,853	70.60	1.24	538,836	70.54
Total Deposits	0.92%	$699,476	100.00%	0.91%	$763,912	100.00%

Schedule of Maturities of Certificates of Deposit

The scheduled maturities of certificates of deposit are as follows:

	March 31,
	2015	2014
	(In Thousands)
One year or less	$244,635	$287,294
After one to two years	105,367	130,439
After two to three years	41,511	49,032
After three to four years	44,537	18,408
After four to five years	50,711	38,382
Thereafter	7,092	15,281
	$493,853	$538,836

Schedule of Interest Expenses on Deposits

Note 5 - Deposits (Continued)

Interest expense on deposits consists of the following:

	Years Ended March 31,
	2015	2014	2013
	(In Thousands)
Demand	$72	$80	$111
Savings and club	236	418	324
Certificates of deposits	6,399	7,204	9,042
	$6,707	$7,702	$9,477